Long-Term Debt, Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Maturities of Long-Term Debt [Line Items]
2022	$ 15,771
2023	14,536
2024	13,674
2025	16,660
2026	22,540
Thereafter	77,508
Total	160,689	$ 212,950
Wells Fargo Bank, National Association and other bank entities [Member]
Maturities of Long-Term Debt [Line Items]
2022	2,534
2023	2,338
2024	958
2025	606
2026	211
Thereafter	6,211
Total	12,858	27,130
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member]
Maturities of Long-Term Debt [Line Items]
2022	28
2023	3
2024	3
2025	190
2026	86
Thereafter	139
Total	449
Wells Fargo Bank, National Association and other bank entities [Member] | Subordinated Debt [Member]
Maturities of Long-Term Debt [Line Items]
2022	0
2023	1,045
2024	0
2025	163
2026	0
Thereafter	4,179
Total	5,387
Wells Fargo Bank, National Association and other bank entities [Member] | Junior subordinated debt [Member]
Maturities of Long-Term Debt [Line Items]
2022	0
2023	0
2024	0
2025	0
2026	0
Thereafter	388
Total	388
Wells Fargo Bank, National Association and other bank entities [Member] | Securitizations and other bank debt [Member]
Maturities of Long-Term Debt [Line Items]
2022	2,506
2023	1,290
2024	955
2025	253
2026	125
Thereafter	1,505
Total	6,634
Other Consolidated Subsidiaries [Member]
Maturities of Long-Term Debt [Line Items]
2022	187
2023	500
2024	105
2025	423
2026	224
Thereafter	106
Total	1,545	3,608
Other Consolidated Subsidiaries [Member] | Senior debt [Member]
Maturities of Long-Term Debt [Line Items]
2022	187
2023	500
2024	105
2025	423
2026	224
Thereafter	106
Total	1,545
Wells Fargo & Company [Member]
Maturities of Long-Term Debt [Line Items]
2022	13,050
2023	11,698
2024	12,611
2025	15,631
2026	22,105
Thereafter	71,191
Total	146,286	$ 182,212
Wells Fargo & Company [Member] | Senior debt [Member]
Maturities of Long-Term Debt [Line Items]
2022	13,050
2023	8,045
2024	11,871
2025	14,554
2026	19,173
Thereafter	50,251
Total	116,944
Wells Fargo & Company [Member] | Subordinated Debt [Member]
Maturities of Long-Term Debt [Line Items]
2022	0
2023	3,653
2024	740
2025	1,077
2026	2,932
Thereafter	19,568
Total	27,970
Wells Fargo & Company [Member] | Junior subordinated debt [Member]
Maturities of Long-Term Debt [Line Items]
2022	0
2023	0
2024	0
2025	0
2026	0
Thereafter	1,372
Total	$ 1,372